Fees Summary	Jul. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 130,694,496.00
Previously Paid Amount	20,009.33
Total Fee Amount	20,009.33
Total Offset Amount	0.00
Net Fee	$ 0.00